December 18, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                        TOUCHSTONE LONG/SHORT EQUITY FUND

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 2009

         NOTICE OF NAME CHANGE OF THE TOUCHSTONE LONG/SHORT EQUITY FUND

The Touchstone Long/Short Equity Fund has changed its name to the Touchstone Market Neutral Equity Fund.





              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.